Above Market Acquired Charters	12 Months Ended
Dec. 31, 2014
Above Market Acquired Charters [Abstract]
Above market acquired charters
6. Above market acquired charters

On September 11, 2013 the Partnership acquired the shares of Anax Container Carrier S.A., Thiseas Container Carrier S.A. and Cronus Container Carrier S.A., the vessel owning companies of the M/V Hyundai Prestige, M/V Hyundai Privilege, and M/V Hyundai Platinum, respectively, from CMTC with outstanding time charters to Hyundai which were above the market rates for equivalent time charters prevailing at the time of acquisition. The present value of the above market acquired time charters were estimated by the Partnership at $19,094, $19,329 and $19,358, respectively, and recorded as an asset in the consolidated balance sheet as of the acquisition date (Note 3).

On March 20 and March 27, 2013 the Partnership acquired the shares of Hercules Container Carrier S.A. and Iason Container Carrier S.A., the vessel owning companies of M/V Hyundai Premium and M/V Hyundai Paramount, respectively, from CMTC with outstanding time charters to Hyundai which were above the market rates for equivalent time charters prevailing at the time of acquisition. The present value of the above market acquired time charters were estimated by the Partnership at $19,707 and $19,768, respectively, and recorded as an asset in the consolidated balance sheet as of the acquisition date (Note 3).

On December 22, 2012 the Partnership acquired the shares of Agamemnon and Archimidis from CMTC with outstanding time charters to Maersk which were above the market rates for equivalent time charters prevailing at the time of acquisition. The present value of the above market acquired time charters were estimated by the Partnership at $2,250 each, and recorded as an asset in the consolidated balance sheet as of the acquisition date (Note 3).

For the years ended December 31, 2014, 2013 and 2012 revenues included a reduction of $16,000, $13,594 and $7,904 as amortization of the above market acquired charters, respectively.

An analysis of above market acquired charters is as follows:

Above market acquired charters	M/V Cape Agamemnon	M/T Assos	M/V Agamemnon	M/V Archimidis	M/V Hyundai Premium	M/V Hyundai Paramount	M/V Hyundai Prestige	M/V Hyundai Privilege	M/V Hyundai Platinum	Total

Carrying amount as at January 1, 2013	$40,171	$3,093	$2,227	$2,229	$—	$—	$—	$—	$—		$47,720

Acquisitions	—	—	—	—	19,707	19,768	19,094	19,329	19,358		97,256
Amortization	(5,357)	(2,481)	(864)	(797)	(1,311)	(1,240)	(519)	(513)	(512)		(13,594)
Carrying amount as at December 31, 2013	$34,814	$612	$1,363	$1,432	$18,396	$18,528	$18,575	$18,816	$18,846		$131,382
Acquisitions	—	—	—	—	—	—	—	—	—		—
Amortization	(5,357)	(612)	(863)	(796)	(1,668)	(1,670)	(1,693)	(1,672)	(1,669)		(16,000)
Carrying amount as at December 31, 2014	$29,457	$-	$500	$636	$16,728	$16,858	$16,882	$17,144	$17,177		$115,382

As of December 31, 2014 the remaining carrying amount of unamortized above market acquired time charters was $115,382 and will be amortized in future years as follows:

For the twelve month period ended December 31,	M/V Cape Agamemnon	M/V Agamemnon	M/V Archimidis	M/V Hyundai Premium	M/V Hyundai Paramount	M/V Hyundai Prestige	M/V Hyundai Privilege	M/V Hyundai Platinum	Total
2015	$5,357	$500	$636	$1,668	$1,670	$1,693	$1,672	$1,669	$14,865
2016	5,372	—	—	1,668	1,670	1,697	1,675	1,674	13,756
2017	5,357	—	—	1,668	1,670	1,693	1,672	1,669	13,729
2018	5,357	—	—	1,668	1,670	1,693	1,672	1,669	13,729
2019	5,357	—	—	1,668	1,670	1,693	1,672	1,669	13,729
Thereafter	2,657	—	—	8,388	8,508	8,413	8,781	8,827	45,574
Total	$29,457	$500	$636	$16,728	$16,858	$16,882	$17,144	$17,177	$115,382